Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	6 Months Ended	10 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended	40 Months Ended
	Dec. 30, 2022	Apr. 30, 2023	Apr. 30, 2026	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 30, 2025	Apr. 30, 2026
C000237262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Arena Strategic Income Fund (Class I/ACSIX)
Accumulated Value	$ 100,000	$ 106,500		$ 110,683	$ 120,771	$ 126,627	$ 128,236	$ 136,296	$ 135,537
Bloomberg U S Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield Index
Accumulated Value	100,000	104,602		104,628	114,036	121,864	123,947	131,809	134,907
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	103,586		97,235	102,065	107,490	110,251	114,110	135,537
Bloomberg Barclays U S High Yield 1 5 Yr Cash Pay 2 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index
Accumulated Value	$ 100,000	$ 104,005		$ 105,230	$ 113,243	$ 120,802	$ 122,884	$ 130,071	$ 133,086